ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2018	2019
	(RMB in thousands)

Funds payable to Institutional Funding Partners(i)	252,678	415,297
Accrued payroll and welfare	254,852	327,827
Tax payable	114,887	270,163
Payable to third-party sellers	57,637	90,133
Accrued marketing expenses	25,688	71,849
Deferred service fees	92,056	47,887
Short-term leasing liabilities	—	45,764
Deferred interest and financial services income and others	71,634	36,816
Accrued professional fees	19,057	31,401
Security deposits from third-party sellers	12,206	14,087
Liabilities to Pre-IPO Series C-1 preferred shareholders	335,238	—
Guarantee derivative liabilities at fair value	52,434	—
Consideration payable for investments	36,414	—
Other accrued expenses	38,799	43,415
Total accrued expenses and other current liabilities	1,363,580	1,394,639
(i)	The payable balances mainly include repayment received from Borrowers but not yet transferred to accounts of Institutional Funding Partners due to the settlement time lag.